Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Accrued Expenses and Other Payables [Abstract]
Other taxes and surcharge payable	$ 38,189	$ 37,529
Amounts due to third parties under collaborative agreements (Note 1(c))	20,508	21,112
Professional service fee	1,744	2,243
Accrued expenses	4,427	2,467
Receipt in advance	5,236	5,450
Accrual for salary and bonus	5,154	4,891
Others	14,164	26,019
Accrued expenses and other payables	$ 89,422	$ 99,711